Commitments and Contingencies (Tables)	12 Months Ended
Feb. 24, 2013
Future Minimum Lease Payments

The following is a schedule of required future minimum lease payments:

Fiscal year ending	Operating Leases
2014	$6,326
2015	5,651
2016	4,973
2017	4,475
2018 and subsequent years	1,426

Total future minimum lease payments	$22,851